UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2016

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2016

Annual Report

Deutsche Investments VIT Funds

Deutsche Equity 500 Index VIP

Contents

3 Performance Summary

4 Management Summary

5 Portfolio Summary

6 Investment Portfolio

18 Statement of Assets and Liabilities

19 Statement of Operations

19 Statements of Changes in Net Assets

22 Financial Highlights

24 Notes to Financial Statements

30 Report of Independent Registered Public Accounting Firm

31 Information About Your Fund's Expenses

32 Tax Information

32 Proxy Voting

33 Advisory Agreement and Sub-Advisory Agreement Board Considerations and Fee Evaluation

36 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2016 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 0.34%, 0.67% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment
■ Deutsche Equity 500 Index VIP — Class A ■ S&P 500® Index

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2016)
Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,161	$12,799	$19,536	$19,077
	Average annual total return	11.61%	8.57%	14.33%	6.67%
S&P 500 Index	Growth of $10,000	$11,196	$12,905	$19,818	$19,572
	Average annual total return	11.96%	8.87%	14.66%	6.95%
Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,132	$12,700	$19,301	$18,608
	Average annual total return	11.32%	8.29%	14.05%	6.41%
S&P 500 Index	Growth of $10,000	$11,196	$12,905	$19,818	$19,572
	Average annual total return	11.96%	8.87%	14.66%	6.95%
Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$11,120	$12,661	$19,181	$18,369
	Average annual total return	11.20%	8.18%	13.91%	6.27%
S&P 500 Index	Growth of $10,000	$11,196	$12,905	$19,818	$19,572
	Average annual total return	11.96%	8.87%	14.66%	6.95%

The growth of $10,000 is cumulative.

Management Summary December 31, 2016 (Unaudited)

The Fund returned 11.61% in 2016 (Class A shares, unadjusted for contract charges), which compares with a return of 11.96% for the Standard & Poor’s 500® (S&P 500) Index.1 This marked the eighth consecutive year of positive performance for the index, as well as the thirteenth year of positive returns out of the past 14. Since the Fund’s strategy is to replicate the performance of the index before the deduction of expenses, the Fund’s return is normally close to that of the index.

U.S. large-cap stocks recovered from a difficult start to post a robust, double-digit gain in 2016. The initial weakness in market performance, which encompassed the first six weeks of the year, represented a continuation of the concerns about slowing global growth and falling commodity prices that had weighed on returns late in 2015. This challenging environment abruptly changed for the better in mid-February, however, thanks to the aggressive actions of the world’s central banks. The Bank of Japan and the European Central Bank each cut interest rates into negative territory, while the U.S. Federal Reserve Board (the Fed) issued a series of statements indicating it would maintain its gradual, data-dependent approach to monetary policy.

These developments fueled a swift improvement in investor sentiment, touching off a powerful rebound in U.S. equities. The rally subsequently gained steam through the spring and summer, as commodity prices recovered and market participants became more optimistic about the economic outlook. While the bull market temporarily lost momentum in September and October amid the elevated uncertainty that characterized the run-up to the U.S. election, the surprising result of the vote led to improving expectations regarding economic growth. Stocks surged in the final two months of the year as a result, gaining 3.70% and 1.98% in November and December, respectively.

The index gained a significant boost from the energy sector, which staged a substantial recovery from its poor showing in 2015. The price of oil rose approximately 50% from its February low to its high in June, leading to upward revisions to energy companies’ earnings estimates. The gain in the price of oil was accompanied by similar recoveries in other commodities, including gold and industrial metals. This favorable trend led to strong performance for the materials sector, particularly companies in the steel and diversified mining industries.

Financial stocks generated market-beating results in 2016, with broad-based gains that included the stocks of banks, insurance companies, asset managers and exchange operators. Financials delivered the bulk of their returns in the post-election rally, enabling the sector to close as the second-best performer in the S&P 500 Index. The technology sector also produced a market-beating return thanks to the strong gains for semiconductor stocks and several mega-cap technology stalwarts. The industrials sector, for its part, was helped by the combination of a favorable economic backdrop and the recovery and oil prices, with the transportation, aerospace/defense and energy-related segments leading the way.

Although the year ended with the markets anticipating multiple rate hikes in 2017, the outlook was quite different in the first half. The highly accommodative policies of the world’s central banks led to a sharp downturn in bond yields across the globe and prompted income-oriented investors to look to higher-risk market segments as a way to earn more meaningful yields. Dividend stocks were a prime beneficiary of this shift, leading to first-half outperformance for the utilities and telecommunications sectors. While both groups subsequently lost ground once investors began to anticipate a more active Fed in 2017, they nonetheless closed 2016 ahead of the index.

The consumer staples, consumer discretionary, real estate and health care sectors all finished behind the S&P 500 Index in 2016, with health care the only group to register a loss.2,3

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

1 The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends, do not reflect any fees or expenses and it is not possible to invest directly into an index.

2 Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs and household products.

3 The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/16	12/31/15

Common Stocks	100%	100%
Cash Equivalents	0%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/16	12/31/15

Information Technology	21%	21%
Financials	15%	13%
Health Care	14%	15%
Consumer Discretionary	12%	13%
Industrials	10%	10%
Consumer Staples	9%	10%
Energy	7%	7%
Utilities	3%	3%
Real Estate	3%	3%
Materials	3%	3%
Telecommunication Services	3%	2%
	100%	100%

Ten Largest Equity Holdings (19.2% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	3.2%
2. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	2.5%
3. Alphabet, Inc. Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications	2.4%
4. Exxon Mobil Corp. Explorer and producer of oil and gas	1.9%
5. Johnson & Johnson Provider of health care products	1.6%
6. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.6%
7. JPMorgan Chase & Co. Provider of global financial services	1.6%
8. Amazon.com, Inc. An online retailer; sells books, music and videotapes	1.5%
9. General Electric Co. Diversified technology, media and financial services company	1.5%
10. Facebook, Inc. Operates a social networking Web site	1.4%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2016

	Shares	Value ($)

Common Stocks 99.6%
Consumer Discretionary 12.0%
Auto Components 0.2%
BorgWarner, Inc.	5,768	227,490
Delphi Automotive PLC	7,680	517,248
Goodyear Tire & Rubber Co.	7,392	228,191
		972,929
Automobiles 0.5%
Ford Motor Co.	112,084	1,359,579
General Motors Co.	39,698	1,383,078
Harley-Davidson, Inc.	5,065	295,492
		3,038,149
Distributors 0.1%
Genuine Parts Co.	4,232	404,325
LKQ Corp.*	8,673	265,828
		670,153
Diversified Consumer Services 0.0%
H&R Block, Inc.	6,228	143,182
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	12,021	625,813
Chipotle Mexican Grill, Inc.*	819	309,025
Darden Restaurants, Inc.	3,466	252,048
Marriott International, Inc. "A"	9,140	755,695
McDonald's Corp.	23,819	2,899,249
Royal Caribbean Cruises Ltd.	4,770	391,331
Starbucks Corp.	41,685	2,314,351
Wyndham Worldwide Corp.	3,082	235,372
Wynn Resorts Ltd.	2,255	195,080
Yum! Brands, Inc.	9,952	630,260
		8,608,224
Household Durables 0.5%
D.R. Horton, Inc.	9,564	261,384
Garmin Ltd.	3,278	158,950
Harman International Industries, Inc.	2,037	226,433
Leggett & Platt, Inc.	3,844	187,895
Lennar Corp. "A"	5,699	244,658
Mohawk Industries, Inc.*	1,796	358,625
Newell Brands, Inc.	13,709	612,107
PulteGroup, Inc.	8,651	159,006
Whirlpool Corp.	2,181	396,440
		2,605,498
Internet & Direct Marketing Retail 2.3%
Amazon.com, Inc.*	11,300	8,473,531
Expedia, Inc.	3,435	389,117
Netflix, Inc.*	12,324	1,525,711
The Priceline Group, Inc.*	1,413	2,071,543
TripAdvisor, Inc.*	3,298	152,928
		12,612,830
Leisure Products 0.1%
Hasbro, Inc.	3,184	247,683
Mattel, Inc.	9,728	268,007
		515,690
Media 3.1%
CBS Corp. "B"	11,233	714,643
Charter Communications, Inc. "A"*	6,192	1,782,801
Comcast Corp. "A"	68,286	4,715,148
	Shares	Value ($)

Discovery Communications, Inc. "A"*	4,359	119,480
Discovery Communications, Inc. "C"*	6,267	167,830
Interpublic Group of Companies, Inc.	11,268	263,784
News Corp. "A"	10,954	125,533
News Corp. "B"	3,545	41,831
Omnicom Group, Inc.	6,786	577,556
Scripps Networks Interactive, Inc. "A"	2,677	191,058
TEGNA, Inc.	6,368	136,212
Time Warner, Inc.	22,085	2,131,865
Twenty-First Century Fox, Inc. "A"	30,399	852,388
Twenty-First Century Fox, Inc. "B"	13,932	379,647
Viacom, Inc. "B"	10,048	352,685
Walt Disney Co.	41,932	4,370,153
		16,922,614
Multiline Retail 0.5%
Dollar General Corp.	7,247	536,785
Dollar Tree, Inc.*	6,774	522,817
Kohl's Corp.	5,095	251,591
Macy's, Inc.	8,731	312,657
Nordstrom, Inc.	3,319	159,080
Target Corp.	16,095	1,162,542
		2,945,472
Specialty Retail 2.4%
Advance Auto Parts, Inc.	2,119	358,365
AutoNation, Inc.*	1,903	92,581
AutoZone, Inc.*	827	653,156
Bed Bath & Beyond, Inc.	4,292	174,427
Best Buy Co., Inc.	7,851	335,002
CarMax, Inc.*	5,406	348,092
Foot Locker, Inc.	3,937	279,094
Home Depot, Inc.	34,896	4,678,856
L Brands, Inc.	6,860	451,662
Lowe's Companies, Inc.	24,958	1,775,013
O'Reilly Automotive, Inc.*	2,708	753,934
Ross Stores, Inc.	11,294	740,886
Signet Jewelers Ltd.	1,986	187,200
Staples, Inc.	19,180	173,579
The Gap, Inc.	6,181	138,702
Tiffany & Co.	3,006	232,755
TJX Companies, Inc.	18,661	1,402,001
Tractor Supply Co.	3,834	290,656
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,671	426,005
Urban Outfitters, Inc.*	2,644	75,301
		13,567,267
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	8,095	283,487
Hanesbrands, Inc.	10,991	237,076
Michael Kors Holdings Ltd.*	4,684	201,318
NIKE, Inc. "B"	38,222	1,942,824
PVH Corp.	2,321	209,447
Ralph Lauren Corp.	1,666	150,473
Under Armour, Inc. "A"* (a)	5,253	152,600
Under Armour, Inc. "C"*	5,290	133,149
VF Corp.	9,410	502,024
		3,812,398
	Shares	Value ($)

Consumer Staples 9.3%
Beverages 2.1%
Brown-Forman Corp. "B"	5,247	235,695
Coca-Cola Co.	111,159	4,608,652
Constellation Brands, Inc. "A"	5,066	776,669
Dr. Pepper Snapple Group, Inc.	5,314	481,821
Molson Coors Brewing Co. "B"	5,325	518,176
Monster Beverage Corp.*	11,583	513,590
PepsiCo, Inc.	41,137	4,304,164
		11,438,767
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	12,532	2,006,498
CVS Health Corp.	30,569	2,412,200
Kroger Co.	27,142	936,670
Sysco Corp.	14,363	795,279
Wal-Mart Stores, Inc.	43,097	2,978,865
Walgreens Boots Alliance, Inc.	24,534	2,030,434
Whole Foods Market, Inc.	9,071	279,024
		11,438,970
Food Products 1.6%
Archer-Daniels-Midland Co.	16,381	747,793
Campbell Soup Co.	5,550	335,608
Conagra Brands, Inc.	11,923	471,555
General Mills, Inc.	16,863	1,041,628
Hormel Foods Corp.	7,797	271,414
Kellogg Co.	7,299	538,009
Kraft Heinz Co.	17,112	1,494,220
McCormick & Co., Inc.	3,234	301,829
Mead Johnson Nutrition Co.	5,270	372,905
Mondelez International, Inc. "A"	44,156	1,957,435
The Hershey Co.	4,042	418,064
The JM Smucker Co.	3,304	423,110
Tyson Foods, Inc. "A"	8,340	514,411
		8,887,981
Household Products 1.8%
Church & Dwight Co., Inc.	7,470	330,099
Clorox Co.	3,670	440,474
Colgate-Palmolive Co.	25,466	1,666,495
Kimberly-Clark Corp.	10,221	1,166,421
Procter & Gamble Co.	76,654	6,445,068
		10,048,557
Personal Products 0.1%
Coty, Inc. "A"	13,463	246,507
Estee Lauder Companies, Inc. "A"	6,428	491,678
		738,185
Tobacco 1.6%
Altria Group, Inc.	55,948	3,783,204
Philip Morris International, Inc.	44,441	4,065,907
Reynolds American, Inc.	23,653	1,325,514
		9,174,625
Energy 7.5%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	12,162	790,165
FMC Technologies, Inc.*	6,558	233,006
Halliburton Co.	24,762	1,339,376
Helmerich & Payne, Inc.	3,071	237,695
National Oilwell Varco, Inc.	10,777	403,491
Schlumberger Ltd.	39,847	3,345,156
Transocean Ltd.* (a)	11,073	163,216
		6,512,105
	Shares	Value ($)

Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	16,018	1,116,935
Apache Corp.	10,904	692,077
Cabot Oil & Gas Corp.	13,253	309,590
Chesapeake Energy Corp.*	21,271	149,322
Chevron Corp.	54,084	6,365,687
Cimarex Energy Co.	2,691	365,707
Concho Resources, Inc.*	4,189	555,461
ConocoPhillips	35,490	1,779,469
Devon Energy Corp.	14,926	681,670
EOG Resources, Inc.	16,522	1,670,374
EQT Corp.	4,922	321,899
Exxon Mobil Corp.	118,799	10,722,798
Hess Corp.	7,700	479,633
Kinder Morgan, Inc.	54,828	1,135,488
Marathon Oil Corp.	24,231	419,439
Marathon Petroleum Corp.	15,221	766,377
Murphy Oil Corp.	4,796	149,300
Newfield Exploration Co.*	5,678	229,959
Noble Energy, Inc.	12,389	471,525
Occidental Petroleum Corp.	21,819	1,554,167
ONEOK, Inc.	6,062	348,019
Phillips 66	12,693	1,096,802
Pioneer Natural Resources Co.	4,843	872,079
Range Resources Corp.	5,374	184,651
Southwestern Energy Co.*	14,101	152,573
Spectra Energy Corp.	20,016	822,458
Tesoro Corp.	3,336	291,733
Valero Energy Corp.	12,968	885,974
Williams Companies, Inc.	19,556	608,974
		35,200,140
Financials 14.8%
Banks 6.7%
Bank of America Corp.	289,497	6,397,884
BB&T Corp.	23,343	1,097,588
Citigroup, Inc.	81,578	4,848,180
Citizens Financial Group, Inc.	14,826	528,250
Comerica, Inc.	4,927	335,578
Fifth Third Bancorp.	21,674	584,548
Huntington Bancshares, Inc.	30,854	407,890
JPMorgan Chase & Co.	102,526	8,846,968
KeyCorp	30,787	562,478
M&T Bank Corp.	4,440	694,549
People's United Financial, Inc.	8,846	171,259
PNC Financial Services Group, Inc.	13,919	1,627,966
Regions Financial Corp.	35,222	505,788
SunTrust Banks, Inc.	14,089	772,782
U.S. Bancorp.	45,780	2,351,719
Wells Fargo & Co.	129,392	7,130,793
Zions Bancorp.	5,877	252,946
		37,117,166
Capital Markets 2.8%
Affiliated Managers Group, Inc.*	1,538	223,471
Ameriprise Financial, Inc.	4,506	499,896
Bank of New York Mellon Corp.	30,248	1,433,150
BlackRock, Inc.	3,475	1,322,376
Charles Schwab Corp.	34,683	1,368,938
CME Group, Inc.	9,691	1,117,857
E*TRADE Financial Corp.*	7,976	276,368
Franklin Resources, Inc.	10,013	396,315
Intercontinental Exchange, Inc.	17,030	960,833
Invesco Ltd.	11,673	354,159
Moody's Corp.	4,792	451,742
	Shares	Value ($)

Morgan Stanley	41,296	1,744,756
Nasdaq, Inc.	3,318	222,704
Northern Trust Corp.	6,217	553,624
S&P Global, Inc.	7,423	798,269
State Street Corp.	10,321	802,148
T. Rowe Price Group, Inc.	6,979	525,240
The Goldman Sachs Group, Inc.	10,593	2,536,494
		15,588,340
Consumer Finance 0.8%
American Express Co.	22,029	1,631,908
Capital One Financial Corp.	13,800	1,203,912
Discover Financial Services	11,328	816,636
Navient Corp.	8,753	143,812
Synchrony Financial	22,320	809,546
		4,605,814
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	54,390	8,864,482
Leucadia National Corp.	9,340	217,155
		9,081,637
Insurance 2.8%
Aflac, Inc.	11,769	819,122
Allstate Corp.	10,583	784,412
American International Group, Inc.	27,939	1,824,696
Aon PLC	7,552	842,275
Arthur J. Gallagher & Co.	5,013	260,475
Assurant, Inc.	1,678	155,819
Chubb Ltd.	13,295	1,756,535
Cincinnati Financial Corp.	4,230	320,423
Hartford Financial Services Group, Inc.	10,752	512,333
Lincoln National Corp.	6,543	433,605
Loews Corp.	7,927	371,221
Marsh & McLennan Companies, Inc.	14,798	1,000,197
MetLife, Inc.	31,504	1,697,751
Principal Financial Group, Inc.	7,582	438,695
Progressive Corp.	16,549	587,489
Prudential Financial, Inc.	12,315	1,281,499
The Travelers Companies, Inc.	8,138	996,254
Torchmark Corp.	3,108	229,246
Unum Group	6,755	296,747
Willis Towers Watson PLC	3,707	453,292
XL Group Ltd.	7,830	291,746
		15,353,832
Health Care 13.6%
Biotechnology 2.8%
AbbVie, Inc.	46,639	2,920,534
Alexion Pharmaceuticals, Inc.*	6,381	780,715
Amgen, Inc.	21,295	3,113,542
Biogen, Inc.*	6,232	1,767,271
Celgene Corp.*	22,234	2,573,585
Gilead Sciences, Inc.	37,805	2,707,216
Regeneron Pharmaceuticals, Inc.*	2,152	789,978
Vertex Pharmaceuticals, Inc.*	7,095	522,689
		15,175,530
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	42,265	1,623,399
Baxter International, Inc.	13,977	619,740
Becton, Dickinson & Co.	6,063	1,003,730
Boston Scientific Corp.*	39,179	847,442
C.R. Bard, Inc.	2,083	467,967
Danaher Corp.	17,487	1,361,188
	Shares	Value ($)

DENTSPLY SIRONA, Inc.	6,641	383,385
Edwards Lifesciences Corp.*	6,077	569,415
Hologic, Inc.*	7,937	318,432
Intuitive Surgical, Inc.*	1,119	709,636
Medtronic PLC	39,296	2,799,054
St. Jude Medical, Inc.	8,167	654,912
Stryker Corp.	8,872	1,062,954
The Cooper Companies, Inc.	1,391	243,327
Varian Medical Systems, Inc.*	2,678	240,431
Zimmer Biomet Holdings, Inc.	5,749	593,297
		13,498,309
Health Care Providers & Services 2.6%
Aetna, Inc.	10,081	1,250,145
AmerisourceBergen Corp.	4,774	373,279
Anthem, Inc.	7,563	1,087,332
Cardinal Health, Inc.	9,213	663,060
Centene Corp.*	4,901	276,955
Cigna Corp.	7,329	977,615
DaVita, Inc.*	4,493	288,451
Envision Healthcare Corp.*	3,349	211,958
Express Scripts Holding Co.*	17,668	1,215,382
HCA Holdings, Inc.*	8,389	620,954
Henry Schein, Inc.*	2,307	349,995
Humana, Inc.	4,259	868,964
Laboratory Corp. of America Holdings*	2,943	377,822
McKesson Corp.	6,466	908,150
Patterson Companies, Inc.	2,431	99,744
Quest Diagnostics, Inc.	3,977	365,486
UnitedHealth Group, Inc.	27,280	4,365,891
Universal Health Services, Inc. "B"	2,540	270,205
		14,571,388
Health Care Technology 0.1%
Cerner Corp.*	8,573	406,103
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	9,238	420,883
Illumina, Inc.*	4,165	533,286
Mettler-Toledo International, Inc.*	760	318,106
PerkinElmer, Inc.	3,098	161,561
Thermo Fisher Scientific, Inc.	11,347	1,601,062
Waters Corp.*	2,277	306,006
		3,340,904
Pharmaceuticals 5.1%
Allergan PLC*	10,764	2,260,548
Bristol-Myers Squibb Co.	47,882	2,798,224
Eli Lilly & Co.	27,878	2,050,427
Endo International PLC*	5,837	96,135
Johnson & Johnson	77,948	8,980,389
Mallinckrodt PLC*	3,065	152,698
Merck & Co., Inc.	78,948	4,647,669
Mylan NV*	13,125	500,719
Perrigo Co. PLC	4,135	344,156
Pfizer, Inc.	173,861	5,647,005
Zoetis, Inc.	14,114	755,523
		28,233,493
Industrials 10.2%
Aerospace & Defense 2.2%
Arconic, Inc.	12,644	234,420
Boeing Co.	16,447	2,560,469
General Dynamics Corp.	8,178	1,412,013
L3 Technologies, Inc.	2,242	341,031
Lockheed Martin Corp.	7,213	1,802,817
	Shares	Value ($)

Northrop Grumman Corp.	5,037	1,171,505
Raytheon Co.	8,402	1,193,084
Rockwell Collins, Inc.	3,684	341,728
Textron, Inc.	7,816	379,545
TransDigm Group, Inc.	1,435	357,258
United Technologies Corp.	21,946	2,405,721
		12,199,591
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,011	293,846
Expeditors International of Washington, Inc.	5,214	276,133
FedEx Corp.	6,990	1,301,538
United Parcel Service, Inc. "B"	19,758	2,265,057
		4,136,574
Airlines 0.6%
Alaska Air Group, Inc.	3,532	313,394
American Airlines Group, Inc.	14,832	692,506
Delta Air Lines, Inc.	21,111	1,038,450
Southwest Airlines Co.	17,703	882,318
United Continental Holdings, Inc.*	8,227	599,584
		3,526,252
Building Products 0.3%
Allegion PLC	2,822	180,608
Fortune Brands Home & Security, Inc.	4,360	233,086
Johnson Controls International PLC	26,774	1,102,821
Masco Corp.	9,321	294,730
		1,811,245
Commercial Services & Supplies 0.3%
Cintas Corp.	2,489	287,629
Pitney Bowes, Inc.	5,488	83,363
Republic Services, Inc.	6,707	382,634
Stericycle, Inc.*	2,458	189,364
Waste Management, Inc.	11,577	820,925
		1,763,915
Construction & Engineering 0.1%
Fluor Corp.	3,925	206,141
Jacobs Engineering Group, Inc.*	3,539	201,723
Quanta Services, Inc.*	4,221	147,102
		554,966
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,263	291,576
AMETEK, Inc.	6,604	320,954
Eaton Corp. PLC	13,007	872,640
Emerson Electric Co.	18,438	1,027,918
Rockwell Automation, Inc.	3,709	498,490
		3,011,578
Industrial Conglomerates 2.6%
3M Co.	17,204	3,072,118
General Electric Co.	253,400	8,007,440
Honeywell International, Inc.	21,835	2,529,585
Roper Technologies, Inc.	2,927	535,875
		14,145,018
Machinery 1.5%
Caterpillar, Inc.	16,776	1,555,806
Cummins, Inc.	4,415	603,398
Deere & Co.	8,261	851,213
Dover Corp.	4,429	331,865
Flowserve Corp.	3,711	178,314
Fortive Corp.	8,538	457,893
Illinois Tool Works, Inc.	9,088	1,112,916
Ingersoll-Rand PLC	7,422	556,947
	Shares	Value ($)

PACCAR, Inc.	9,953	635,997
Parker-Hannifin Corp.	3,831	536,340
Pentair PLC	4,774	267,678
Snap-on, Inc.	1,686	288,761
Stanley Black & Decker, Inc.	4,314	494,773
Xylem, Inc.	5,082	251,661
		8,123,562
Professional Services 0.3%
Dun & Bradstreet Corp.	1,023	124,110
Equifax, Inc.	3,430	405,529
Nielsen Holdings PLC	9,597	402,594
Robert Half International, Inc.	3,730	181,950
Verisk Analytics, Inc.*	4,490	364,453
		1,478,636
Road & Rail 0.9%
CSX Corp.	26,907	966,769
J.B. Hunt Transport Services, Inc.	2,539	246,461
Kansas City Southern	3,030	257,095
Norfolk Southern Corp.	8,329	900,115
Ryder System, Inc.	1,566	116,573
Union Pacific Corp.	23,618	2,448,714
		4,935,727
Trading Companies & Distributors 0.2%
Fastenal Co.	8,385	393,927
United Rentals, Inc.*	2,384	251,703
W.W. Grainger, Inc.	1,553	360,684
		1,006,314
Information Technology 20.7%
Communications Equipment 1.0%
Cisco Systems, Inc.	143,909	4,348,930
F5 Networks, Inc.*	1,899	274,823
Harris Corp.	3,542	362,949
Juniper Networks, Inc.	10,964	309,842
Motorola Solutions, Inc.	4,766	395,054
		5,691,598
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	8,899	598,013
Corning, Inc.	27,151	658,955
FLIR Systems, Inc.	3,838	138,897
TE Connectivity Ltd.	10,224	708,318
		2,104,183
Internet Software & Services 4.2%
Akamai Technologies, Inc.*	5,031	335,467
Alphabet, Inc. "A"*	8,482	6,721,561
Alphabet, Inc. "C"*	8,502	6,562,014
eBay, Inc.*	29,700	881,793
Facebook, Inc. "A"*	67,070	7,716,404
VeriSign, Inc.* (a)	2,619	199,227
Yahoo!, Inc.*	25,211	974,909
		23,391,375
IT Services 3.7%
Accenture PLC "A"	17,798	2,084,680
Alliance Data Systems Corp.	1,662	379,767
Automatic Data Processing, Inc.	12,930	1,328,945
Cognizant Technology Solutions Corp. "A"*	17,455	978,004
CSRA, Inc.	4,064	129,398
Fidelity National Information Services, Inc.	9,365	708,369
Fiserv, Inc.*	6,228	661,912
Global Payments, Inc.	4,448	308,736
	Shares	Value ($)

International Business Machines Corp.	24,762	4,110,244
Mastercard, Inc. "A"	27,269	2,815,524
Paychex, Inc.	9,274	564,601
PayPal Holdings, Inc.*	32,043	1,264,737
Teradata Corp.*	3,610	98,084
Total System Services, Inc.	4,844	237,501
Visa, Inc. "A"	53,504	4,174,382
Western Union Co.	14,001	304,102
Xerox Corp.	24,362	212,680
		20,361,666
Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	8,794	638,620
Applied Materials, Inc.	30,942	998,498
Broadcom Ltd.	11,382	2,011,996
First Solar, Inc.*	2,209	70,887
Intel Corp.	135,744	4,923,435
KLA-Tencor Corp.	4,458	350,756
Lam Research Corp.	4,692	496,085
Linear Technology Corp.	6,893	429,779
Microchip Technology, Inc.	6,149	394,458
Micron Technology, Inc.*	29,850	654,312
NVIDIA Corp.	15,444	1,648,493
Qorvo, Inc.*	3,643	192,095
QUALCOMM, Inc.	42,316	2,759,003
Skyworks Solutions, Inc.	5,385	402,044
Texas Instruments, Inc.	28,683	2,092,999
Xilinx, Inc.	7,159	432,189
		18,495,649
Software 4.3%
Activision Blizzard, Inc.	19,472	703,134
Adobe Systems, Inc.*	14,224	1,464,361
Autodesk, Inc.*	5,579	412,902
CA, Inc.	8,963	284,754
Citrix Systems, Inc.*	4,444	396,894
Electronic Arts, Inc.*	8,581	675,839
Intuit, Inc.	6,990	801,124
Microsoft Corp.	222,780	13,843,549
Oracle Corp.	85,894	3,302,624
Red Hat, Inc.*	5,138	358,119
salesforce.com, Inc.*	18,221	1,247,410
Symantec Corp.	17,986	429,685
		23,920,395
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	152,751	17,691,621
Hewlett Packard Enterprise Co.	47,698	1,103,732
HP, Inc.	48,863	725,127
NetApp, Inc.	7,968	281,031
Seagate Technology PLC	8,484	323,834
Western Digital Corp.	8,208	557,734
		20,683,079
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	6,197	891,253
Albemarle Corp.	3,193	274,853
CF Industries Holdings, Inc.	6,520	205,250
Dow Chemical Co.	32,188	1,841,797
E.I. du Pont de Nemours & Co.	24,868	1,825,311
Eastman Chemical Co.	4,149	312,046
Ecolab, Inc.	7,557	885,832
FMC Corp.	3,904	220,810
	Shares	Value ($)

International Flavors & Fragrances, Inc.	2,280	268,652
LyondellBasell Industries NV "A"	9,542	818,513
Monsanto Co.	12,599	1,325,541
PPG Industries, Inc.	7,568	717,144
Praxair, Inc.	8,169	957,325
The Mosaic Co.	10,183	298,667
The Sherwin-Williams Co.	2,334	627,239
		11,470,233
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,802	399,197
Vulcan Materials Co.	3,763	470,940
		870,137
Containers & Packaging 0.3%
Avery Dennison Corp.	2,496	175,269
Ball Corp.	4,944	371,146
International Paper Co.	11,818	627,063
Sealed Air Corp.	5,653	256,307
WestRock Co.	7,273	369,251
		1,799,036
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	35,891	473,402
Newmont Mining Corp.	15,259	519,874
Nucor Corp.	9,159	545,144
		1,538,420
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp.	12,214	1,290,776
Apartment Investment & Management Co. "A"	4,616	209,797
AvalonBay Communities, Inc.	3,950	699,743
Boston Properties, Inc.	4,446	559,218
Crown Castle International Corp.	10,292	893,037
Digital Realty Trust, Inc. (a)	4,535	445,609
Equinix, Inc.	2,029	725,185
Equity Residential	10,519	677,003
Essex Property Trust, Inc.	1,900	441,750
Extra Space Storage, Inc.	3,639	281,076
Federal Realty Investment Trust	2,092	297,294
General Growth Properties, Inc.	16,905	422,287
HCP, Inc.	13,440	399,437
Host Hotels & Resorts, Inc.	21,136	398,202
Iron Mountain, Inc.	7,003	227,457
Kimco Realty Corp.	12,091	304,210
Mid-America Apartment Communities, Inc.	3,239	317,163
Prologis, Inc.	15,090	796,601
Public Storage	4,257	951,440
Realty Income Corp.	7,367	423,455
Simon Property Group, Inc.	8,973	1,594,233
SL Green Realty Corp.	2,863	307,916
The Macerich Co.	3,454	244,681
UDR, Inc.	7,765	283,267
Ventas, Inc.	10,208	638,204
Vornado Realty Trust	4,917	513,187
Welltower, Inc.	10,369	693,997
Weyerhaeuser Co.	21,513	647,326
		15,683,551
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	8,759	275,821
	Shares	Value ($)

Telecommunication Services 2.6%
Diversified Telecommunication Services
AT&T, Inc.	175,922	7,481,963
CenturyLink, Inc.	15,756	374,678
Frontier Communications Corp. (a)	32,823	110,942
Level 3 Communications, Inc.*	8,384	472,522
Verizon Communications, Inc.	116,793	6,234,410
		14,674,515
Utilities 3.2%
Electric Utilities 2.0%
Alliant Energy Corp.	6,458	244,694
American Electric Power Co., Inc.	14,091	887,169
Duke Energy Corp.	19,766	1,534,237
Edison International	9,396	676,418
Entergy Corp.	5,176	380,281
Eversource Energy	8,989	496,462
Exelon Corp.	26,355	935,339
FirstEnergy Corp.	12,280	380,312
NextEra Energy, Inc.	13,433	1,604,706
PG&E Corp.	14,494	880,800
Pinnacle West Capital Corp.	3,238	252,661
PPL Corp.	19,373	659,651
Southern Co.	27,953	1,375,008
Xcel Energy, Inc.	14,675	597,273
		10,905,011
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	18,485	214,796
NRG Energy, Inc.	9,273	113,687
		328,483
Multi-Utilities 1.0%
Ameren Corp.	7,020	368,269
CenterPoint Energy, Inc.	12,335	303,934
CMS Energy Corp.	8,016	333,626
Consolidated Edison, Inc.	8,689	640,205
Dominion Resources, Inc.	17,891	1,370,272
DTE Energy Co.	5,189	511,168
NiSource, Inc.	9,033	199,991
	Shares	Value ($)

Public Service Enterprise Group, Inc.	14,377	630,863
SCANA Corp.	4,061	297,590
Sempra Energy	7,148	719,375
WEC Energy Group, Inc.	9,120	534,888
		5,910,181
Water Utilities 0.1%
American Water Works Co., Inc.	5,037	364,477
Total Common Stocks (Cost $313,079,854)		551,987,440

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.45%**, 3/2/2017 (b) (Cost $584,561)	585,000	584,544

	Shares	Value ($)

Securities Lending Collateral 0.2%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.42% (c) (d) (Cost $1,037,498)	1,037,498	1,037,498

Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 0.49% (c) (Cost $629,066)	629,066	629,066

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $315,330,979)†	100.0	554,238,548
Other Assets and Liabilities, Net	(0.00)	(92,860)
Net Assets	100.0	554,145,688

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $325,693,060. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $228,545,488. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $248,420,515 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,875,027.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2016 amounted to $1,011,055, which is 0.2% of net assets.

(b) At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

S&P: Standard & Poor's

At December 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	3/17/2017	17	1,921,030	(20,400)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$551,987,440	$ —	$ —	$551,987,440
Government & Agency Obligations	—	584,544	—	584,544
Short-Term Investments (e)	1,666,564	—	—	1,666,564
Total	$553,654,004	$ 584,544	$ —	$554,238,548
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (f) Futures Contracts	$ (20,400)	$ —	$ —	$ (20,400)
Total	$ (20,400)	$ —	$ —	$ (20,400)

There have been no transfers between fair value measurement levels during the year ended December 31, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of December 31, 2016
Assets
Investments: Investments in non-affiliated securities, at value (cost $313,664,415) — including $1,011,055 of securities loaned	$552,571,984
Investment in Government & Agency Securities Portfolio (cost $1,037,498)*	1,037,498
Investment in Deutsche Central Cash Management Government Fund (cost $629,066)	629,066
Total investments in securities, at value (cost $315,330,979)	554,238,548
Cash	3,496
Receivable for Fund shares sold	665,770
Dividends receivable	703,682
Interest receivable	2,267
Other assets	10,229
Total assets	$555,623,992
Liabilities
Payable upon return of securities loaned	1,037,498
Payable for Fund shares redeemed	142,814
Payable for variation margin on futures contracts	7,834
Accrued management fee	96,876
Accrued Trustees' fees	6,263
Other accrued expenses and payables	187,019
Total liabilities	1,478,304
Net assets, at value	$554,145,688
Net Assets Consist of
Undistributed net investment income	9,879,009
Net unrealized appreciation (depreciation) on: Investments	238,907,569
Futures	(20,400)
Accumulated net realized gain (loss)	18,614,908
Paid-in capital	286,764,602
Net assets, at value	$554,145,688
Class A Net Asset Value, offering and redemption price per share ($519,227,617 ÷ 26,513,791 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 19.58
Class B Net Asset Value, offering and redemption price per share ($18,414,039 ÷ 940,533 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 19.58
Class B2 Net Asset Value, offering and redemption price per share ($16,504,032 ÷ 843,125 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 19.57

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended December 31, 2016
Investment Income
Income: Dividends (net of foreign taxes withheld of $295)	$ 11,697,489
Interest	1,691
Income distributions — Deutsche Central Cash Management Government Fund	22,189
Securities lending income, net of borrower rebates	46,247
Other income	26,148
Total income	11,793,764
Expenses: Management fee	1,066,033
Administration fee	533,017
Services to shareholders	4,710
Record keeping fee (Class B and Class B2)	38,178
Distribution service fees (Class B and Class B2)	77,079
Custodian fee	26,676
Professional fees	75,709
Reports to shareholders	50,395
Trustees' fees and expenses	25,153
Other	38,968
Total expenses before expense reductions	1,935,918
Expense reductions	(71,569)
Total expenses after expense reductions	1,864,349
Net investment income (loss)	9,929,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	28,781,799
Futures	1,768,856
30,550,655
Change in net unrealized appreciation (depreciation) on: Investments	17,505,994
Futures	(13,990)
17,492,004
Net gain (loss)	48,042,659
Net increase (decrease) in net assets resulting from operations	$ 57,972,074

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Years Ended December 31,
	2016	2015
Operations: Net investment income (loss)	$ 9,929,415	$ 10,807,749
Net realized gain (loss)	30,550,655	40,935,822
Change in net unrealized appreciation (depreciation)	17,492,004	(44,867,654)
Net increase (decrease) in net assets resulting from operations	57,972,074	6,875,917
Distributions to shareholders from: Net investment income: Class A	(10,160,013)	(9,872,144)
Class B	(239,707)	(139,339)
Class B2	(284,387)	(233,490)
Net realized gains: Class A	(37,893,356)	(27,498,227)
Class B	(1,020,192)	(461,402)
Class B2	(1,283,529)	(836,657)
Total distributions	(50,881,184)	(39,041,259)
Fund share transactions: Class A Proceeds from shares sold	19,113,656	24,313,549
Reinvestment of distributions	48,053,369	37,370,371
Payments for shares redeemed	(84,799,336)	(111,171,237)
Net increase (decrease) in net assets from Class A share transactions	(17,632,311)	(49,487,317)
Class B Proceeds from shares sold	6,018,267	6,669,770
Reinvestment of distributions	1,259,899	600,741
Payments for shares redeemed	(1,576,659)	(1,280,491)
Net increase (decrease) in net assets from Class B share transactions	5,701,507	5,990,020
Class B2 Proceeds from shares sold	343,915	675,159
Reinvestment of distributions	1,567,916	1,070,147
Payments for shares redeemed	(2,587,120)	(2,843,635)
Net increase (decrease) in net assets from Class B2 share transactions	(675,289)	(1,098,329)
Increase (decrease) in net assets	(5,515,203)	(76,760,968)
Net assets at beginning of period	559,660,891	636,421,859
Net assets at end of period (including undistributed net investment income of $9,879,009 and $10,615,081, respectively)	$554,145,688	$559,660,891

The accompanying notes are an integral part of the financial statements.

Other Information	Years Ended December 31,
	2016	2015
Class A Shares outstanding at beginning of period	27,337,468	29,911,141
Shares sold	1,015,516	1,225,463
Shares issued to shareholders in reinvestment of distributions	2,660,762	1,892,171
Shares redeemed	(4,499,955)	(5,691,307)
Net increase (decrease) in Class A shares	(823,677)	(2,573,673)
Shares outstanding at end of period	26,513,791	27,337,468
Class B Shares outstanding at beginning of period	634,704	337,768
Shares sold	320,148	331,792
Shares issued to shareholders in reinvestment of distributions	69,646	30,371
Shares redeemed	(83,965)	(65,227)
Net increase (decrease) in Class B shares	305,829	296,936
Shares outstanding at end of period	940,533	634,704
Class B2 Shares outstanding at beginning of period	877,722	933,560
Shares sold	18,490	33,269
Shares issued to shareholders in reinvestment of distributions	86,625	54,075
Shares redeemed	(139,712)	(143,182)
Net increase (decrease) in Class B2 shares	(34,597)	(55,838)
Shares outstanding at end of period	843,125	877,722

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Years Ended December 31,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 19.40	$ 20.41	$ 19.01	$ 15.01	$ 13.20
Income (loss) from investment operations: Net investment income (loss)[a]	.35	.35	.33	.30	.28
Net realized and unrealized gain (loss)	1.74	(.10)	2.10	4.37	1.78
Total from investment operations	2.09	.25	2.43	4.67	2.06
Less distributions from: Net investment income	(.40)	(.33)	(.37)	(.31)	(.25)
Net realized gains	(1.51)	(.93)	(.66)	(.36)	—
Total distributions	(1.91)	(1.26)	(1.03)	(.67)	(.25)
Net asset value, end of period	$ 19.58	$ 19.40	$ 20.41	$ 19.01	$ 15.01
Total Return (%)	11.61[b]	1.13[b]	13.39[b]	31.93[b]	15.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	519	530	610	600	668
Ratio of expenses before expense reductions (%)	.34	.34	.34	.34	.35
Ratio of expenses after expense reductions (%)	.33	.33	.33	.34	.35
Ratio of net investment income (loss) (%)	1.88	1.77	1.70	1.76	1.95
Portfolio turnover rate (%)	4	3	3	4[c]	4

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B	Years Ended December 31,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 19.40	$ 20.40	$ 19.01	$ 15.00	$ 13.19
Income (loss) from investment operations: Net investment income (loss)[a]	.30	.30	.28	.34	.25
Net realized and unrealized gain (loss)	1.74	(.09)	2.09	4.29	1.78
Total from investment operations	2.04	.21	2.37	4.63	2.03
Less distributions from: Net investment income	(.35)	(.28)	(.32)	(.26)	(.22)
Net realized gains	(1.51)	(.93)	(.66)	(.36)	—
Total distributions	(1.86)	(1.21)	(.98)	(.62)	(.22)
Net asset value, end of period	$ 19.58	$ 19.40	$ 20.40	$ 19.01	$ 15.00
Total Return (%)	11.32[b]	.92[b]	13.05[b]	31.68[b]	15.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	12	7	5	47
Ratio of expenses before expense reductions (%)	.69	.67	.62	.59	.60
Ratio of expenses after expense reductions (%)	.61	.58	.58	.58	.60
Ratio of net investment income (loss) (%)	1.61	1.53	1.45	2.11	1.70
Portfolio turnover rate (%)	4	3	3	4[c]	4

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B2	Years Ended December 31,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 19.39	$ 20.40	$ 18.99	$ 14.99	$ 13.18
Income (loss) from investment operations: Net investment income (loss)[a]	.28	.28	.27	.23	.22
Net realized and unrealized gain (loss)	1.74	(.10)	2.09	4.37	1.78
Total from investment operations	2.02	.18	2.36	4.60	2.00
Less distributions from: Net investment income	(.33)	(.26)	(.29)	(.24)	(.19)
Net realized gains	(1.51)	(.93)	(.66)	(.36)	—
Total distributions	(1.84)	(1.19)	(.95)	(.60)	(.19)
Net asset value, end of period	$ 19.57	$ 19.39	$ 20.40	$ 18.99	$ 14.99
Total Return (%)[b]	11.20	.76	13.00	31.44	15.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	17	19	20	19
Ratio of expenses before expense reductions (%)	.74	.74	.74	.74	.75
Ratio of expenses after expense reductions (%)	.71	.68	.68	.72	.74
Ratio of net investment income (loss) (%)	1.50	1.42	1.35	1.39	1.55
Portfolio turnover rate (%)	4	3	3	4[c]	4

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2016, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of December 31, 2016, the Fund invested the cash collateral in Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of December 31, 2016) on the cash collateral invested in Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2016, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income	$ 10,573,953
Undistributed long-term capital gains	$ 28,250,977
Unrealized appreciation (depreciation) on investments	$228,545,488

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2016	2015
Distributions from ordinary income*	$ 11,177,274	$ 10,895,561
Distributions from long-term capital gains	$ 39,703,910	$ 28,145,698

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2016, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2016 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2016, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,921,000 to $11,496,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (20,400)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 1,768,856
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (13,990)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $20,266,201 and $68,209,372, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the year ended December 31, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund's average daily net assets.

For the period from January 1, 2016 through April 30, 2016, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.33%
Class B	.58%
Class B2	.68%

Effective May 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.33%
Class B	.62%
Class B2	.72%

For the year ended December 31, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 54,946
Class B	11,382
Class B2	5,241
$ 71,569

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2016, the Administration Fee was $533,017, of which $47,150 is unpaid.

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the year ended December 31, 2016, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2016
Class B	$ 36,075	$ 3,795
Class B2	41,004	3,555
	$ 77,079	$ 7,350

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2016
Class A	$ 445	$ 111
Class B	81	20
Class B2	52	13
	$ 578	$ 144

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $15,301, of which $5,954 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2016, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $3,989.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2016.

F. Ownership of the Fund

At December 31, 2016, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 50% and 18%, respectively. At December 31, 2016, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 74% and 16%. At December 31, 2016, one participating insurance company was a beneficial owner of record of 94% of the total outstanding Class B2 shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche Investments VIT Funds and the Shareholders of Deutsche Equity 500 Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Deutsche Equity 500 Index VIP (the "Fund") at December 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts February 14, 2017	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2016 to December 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2016
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/16	$1,076.40	$1,075.20	$1,074.10
Expenses Paid per $1,000*	$ 1.72	$ 3.23	$ 3.75
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/16	$1,023.48	$1,022.02	$1,021.52
Expenses Paid per $1,000*	$ 1.68	$ 3.15	$ 3.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class B2
Deutsche Equity 500 Index VIP	.33%	.62%	.72%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Tax Information (Unaudited)

The Fund paid distributions of $1.49 per share from net long-term capital gains during its year ended December 31, 2016.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $31,216,000 as capital gain dividends for its year ended December 31, 2016.

For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund's fiscal year ended December 31, 2016 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement and Sub-Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Equity 500 Index VIP’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2016.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017,[2] and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	98	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017,[2] Board Member since 2001, and Chairperson (2013–December 31, 2016)	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	98	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[3] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	98	Portland General Electric[3] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	98	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	98	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	98	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	98	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004, and Vice Chairperson (2013–December 31, 2016)	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	98	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[3] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	98	Director, Becton Dickinson and Company[3] (medical technology company) (2012– present); Director, BioTelemetry Inc.[3] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	98	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	98	—

Officers[5]
Name, Year of Birth, Position with the Fund and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[9] (1972) President and Chief Executive Officer, 2013–present	Managing Director[4] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[4] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[7] (1974) Vice President, since 2016 Assistant Secretary, 2013–present	Director,[4] Deutsche Asset Management
Paul H. Schubert[7] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[4] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[4] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[8] (1970) Chief Compliance Officer, since 2016	Director,[4] Deutsche Asset Management
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[4] Deutsche Asset Management; AML Compliance Officer, Deutsche AM Distributors, Inc.; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[4] Deutsche Asset Management
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[4] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 Effective as of January 1, 2017.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Executive title, not a board directorship.

5 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

6 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

7 Address: 60 Wall Street, New York, NY 10005.

8 Address: One Beacon Street, Boston, MA 02108.

9 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

vit-equ500-2 (R-025817-6  2/17)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

deutsche equity 500 index vip
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2016	$54,222	$0	$0	$0
2015	$50,722	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2016	$0	$52,339	$0
2015	$0	$30,661	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2016	$0	$52,339	$0	$52,339
2015	$0	$30,661	$0	$30,661

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2015 and 2016 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated July 19, 2016, PwC informed the Audit Committee that PwC had identified circumstances where PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. PwC informed the Audit Committee that these lending relationships are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships effect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its July 19, 2016 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Fund’s registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders are not able to impact the impartiality of PwC or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser; and the lenders receive no direct benefit from their ownership of the investment companies in the Deutsche Funds Complex in separate accounts maintained on behalf of their insurance contract holders. In addition, the individuals at PwC who arranged PwC’s lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that effected PwC’s independence under the Loan Rule with respect to the Fund. PwC confirmed to the Audit Committee that it meets the conditions of the no-action letter. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	2/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	2/14/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	2/14/2017